Recoverable taxes - Schedule of recoverable taxes (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016
Recoverable taxes
Total recoverable taxes	BRL 2,140,917	BRL 1,862,083
Not later than one year
Recoverable taxes
Total recoverable taxes	272,623
Later than one year and not later than two years
Recoverable taxes
Total recoverable taxes	740,264
Later than two years and not later than three years
Recoverable taxes
Total recoverable taxes	949,580
Later than three years and not later than four years
Recoverable taxes
Total recoverable taxes	17,564
Later than four years and not later than five years
Recoverable taxes
Total recoverable taxes	BRL 160,886